Property And Equipment, Net	12 Months Ended
Dec. 31, 2019
Property And Equipment, Net [Abstract]
Property And Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, at cost, consisted of the following at December 31, 2019 and 2018 (in thousands):

	2019	2018
Equipment and software, including equipment purchased under capital leases of $6 and $17 at December 31, 2019 and 2018, respectively	$260	$1,555
Leasehold improvements	33	786
Furniture and fixtures	43	182
	336	2,523
Less accumulated depreciation, including accumulated depreciation for equipment purchased under capital leases of $3 and $13 at December 31, 2019 and 2018, respectively	(266)	(2,394)
	$70	$129

Depreciation expense related to property and equipment was approximately $0.04 million and $0.13 million in 2019 and 2018, respectively.  Depreciation expense includes depreciation related to finance leases of approximately $0.001 million and $0.002 million for the periods ended December 31, 2019 and 2018, respectively.  Our finance leases have original terms of one to three years.  The principal payments for these finance leases are reflected as cash outflows from financing activities in the accompanying consolidated statements of cash flows.  Future minimum lease payments under our capital leases that have initial terms in excess of one year are included in “Leases” in Note 8.

In connection with the relocation of our corporate headquarters in July 2019, we disposed of a number of assets that were no longer in use.  For each of the years ended December 31, 2019 and 2018, we recorded a loss on disposal of fixed assets of approximately $0.01 million.

In connection with the closure of our Lake Mary facility in 2018, we reclassified equipment with a net book value of approximately $0.07 million to assets held for sale.  We contracted with a third party for the consignment sale of these assets and completed sales for several assets in 2018 and 2019.  For the year ended December 31, 2019, we recognized a net loss of approximately $0.04 million on the sale and/or impairment of assets held for sale.  For the year ended December 31, 2018, we recognized a gain of approximately $0.01 million on assets held for sale.  The gains and losses on the sale or impairment of held for sale assets is included in selling, general and administrative expenses in the accompanying statements of comprehensive loss.